Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

October 31, 2019

IRE-QTLY-1219
1.809077.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Australia - 4.5%
360 Capital Group Ltd. unit	3,856,668	$2,960,883
Abacus Property Group unit	1,031,684	2,773,541
Arena (REIT) unit	2,887,244	6,027,027
Ingenia Communities Group unit	2,332,769	7,068,970
National Storage (REIT) unit	5,671,713	7,277,815

TOTAL AUSTRALIA		26,108,236

Bailiwick of Guernsey - 0.9%
Sirius Real Estate Ltd.	5,265,975	5,013,641
Belgium - 1.8%
Home Invest Belgium SA	27,353	3,477,775
Warehouses de Pauw	38,136	7,068,998

TOTAL BELGIUM		10,546,773

Bermuda - 3.5%
Great Eagle Holdings Ltd.	1,953,164	6,599,836
Tai Cheung Holdings Ltd.	10,213,000	8,202,681
Wing Tai Properties Ltd.	8,908,000	5,562,703

TOTAL BERMUDA		20,365,220

Cayman Islands - 5.2%
Cheung Kong Property Holdings Ltd.	4,333,500	30,151,233
Finland - 1.2%
Hoivatilat Oyj (a)	193,100	2,767,433
Kojamo OYJ	238,000	4,008,165

TOTAL FINLAND		6,775,598

France - 2.2%
ARGAN SA (a)	166,090	13,003,860
Germany - 9.3%
alstria office REIT-AG	156,100	2,924,852
DIC Asset AG	340,500	4,746,996
LEG Immobilien AG	126,078	14,469,262
Vonovia SE	609,649	32,440,013

TOTAL GERMANY		54,581,123

Hong Kong - 2.4%
Magnificent Hotel Investment Ltd.	180,519,000	3,914,897
Sino Land Ltd.	6,929,561	10,358,774

TOTAL HONG KONG		14,273,671

India - 0.5%
Embassy Office Parks (REIT)	490,000	2,848,437
Ireland - 2.9%
Irish Residential Properties REIT PLC	7,606,100	14,896,294
Yew Grove REIT PLC	2,125,000	2,322,612

TOTAL IRELAND		17,218,906

Italy - 0.8%
COIMA RES SpA (b)	456,587	4,644,191
Japan - 22.5%
Advance Residence Investment Corp.	8,938	29,701,654
Goldcrest Co. Ltd.	143,100	2,956,005
Health Care & Medical Investment Corp.	4,627	5,950,415
Japan Rental Housing Investment, Inc.	7,674	7,361,788
Katitas Co. Ltd. (a)	66,300	2,860,837
Kenedix, Inc.	1,404,600	7,645,453
Mitsubishi Estate Co. Ltd.	1,512,300	29,361,884
Mitsui Fudosan Co. Ltd.	1,170,100	29,934,479
Nippon Healthcare Investment Corp.	2,800	5,547,373
Nomura Real Estate Holdings, Inc.	226,900	5,377,391
Park24 Co. Ltd.	200,800	4,742,185

TOTAL JAPAN		131,439,464

Mexico - 0.5%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,712,962	2,857,534
New Zealand - 0.7%
Auckland International Airport Ltd.	742,997	4,428,131
Norway - 2.0%
Entra ASA (b)	788,700	11,801,147
Singapore - 9.0%
Parkway Life REIT	6,718,000	16,143,617
United Industrial Corp. Ltd.	5,252,800	11,190,847
UOL Group Ltd.	2,455,947	14,062,466
Wing Tai Holdings Ltd.	7,518,481	11,212,850

TOTAL SINGAPORE		52,609,780

Spain - 1.4%
Arima Real Estate SOCIMI SA	381,000	4,291,786
Melia Hotels International SA	454,403	3,702,142

TOTAL SPAIN		7,993,928

Sweden - 5.0%
Amasten Holding AB (c)	6,133,247	5,234,002
Catena AB	241,700	8,836,242
Fastighets AB Balder (c)	188,700	7,309,030
John Mattson Fastighetsforetag (c)	284,600	3,725,617
Stendorren Fastigheter AB	273,400	4,049,028

TOTAL SWEDEN		29,153,919

Switzerland - 3.6%
Flughafen Zuerich AG	21,020	3,786,370
PSP Swiss Property AG	129,264	17,099,799

TOTAL SWITZERLAND		20,886,169

United Kingdom - 11.3%
Assura PLC	9,295,978	9,007,076
Big Yellow Group PLC	228,900	3,386,094
Grainger Trust PLC	3,420,938	11,379,609
Helical Bar PLC	1,557,201	7,897,026
Land Securities Group PLC	934,500	11,378,743
Londonmetric Properity PLC	1,158,644	3,478,969
Rightmove PLC	630,900	4,891,977
Safestore Holdings PLC	358,866	3,256,324
Shaftesbury PLC	642,600	7,866,104
Triple Point Social Housing (REIT) PLC (a)(b)	1,240,700	1,423,927
UK Coal PLC (a)	1,472,400	2,355,483

TOTAL UNITED KINGDOM		66,321,332

United States of America - 2.7%
CoStar Group, Inc. (c)	4,600	2,527,792
Prologis, Inc.	148,300	13,014,808

TOTAL UNITED STATES OF AMERICA		15,542,600

TOTAL COMMON STOCKS
(Cost $491,566,204)		548,564,893

Money Market Funds - 6.3%
Fidelity Cash Central Fund 1.83% (d)	34,328,119	34,334,985
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	2,526,376	2,526,628
TOTAL MONEY MARKET FUNDS
(Cost $36,861,692)		36,861,613
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $528,427,896)		585,426,506
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,339,534)
NET ASSETS - 100%		$584,086,972

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,869,265 or 3.1% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87,867
Fidelity Securities Lending Cash Central Fund	9,151
Total	$97,018

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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